Investments - Narrative (Details) - Investment in PrairieSky Royalty Ltd. $ / shares in Units, shares in Millions, $ in Millions	Dec. 31, 2024 CAD ($) $ / shares shares
Disclosure of detailed information about financial instruments [line items]
Number of investment shares sold (in shares) | shares	22.6
Cash proceeds per common share (CAD per share) | $ / shares	$ 25.65
Cash proceeds | $	$ 575